Loss Per Common Share (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012
Numerator:
Net Income attributable to Bulk Partners (Bermuda) Ltd.	$ (2,909,607)	$ 5,869,400	$ 4,913,603	$ 10,515,682	$ 15,452,369		$ 13,853,879
Less: dividends declared on convertible redeemable preferred stock	(2,739,068)	(2,941,600)	(6,303,748)	(5,769,050)	(6,288,456)		(4,187,985)
Less: modification of conversion price					0		(1,372,149)
Debt Instrument, Convertible, Beneficial Conversion Feature	0	(2,386,745)	0	(5,748,464)	(8,959,421)	[1]	(4,584,271)
Less: settlement of accrued dividends	0	0	0	(45,843)	(45,843)		(1,185,050)
Less: settlement of notes	0	0	0	(324,484)	(1,429,217)		0
Less: fair value adjustment	0	(2,395,255)	0	(5,409,840)	(7,517,915)		(5,211,325)
Total earnings allocated to common stock	$ (5,648,675)	$ (1,854,200)	$ (1,390,145)	$ (6,781,999)	$ (8,788,483)		$ (2,686,901)
Denominator:
Weighted-average number of shares of common stock outstanding	87,329	87,329	87,329	87,329	87,329		87,329
Basic EPS - common stock	$ (64.68)	$ (7.77)	$ (15.92)	$ (63.30)	$ (100.64)		$ (30.77)
Diluted EPS - common stock	$ (64.68)	$ (7.77)	$ (15.92)	$ (63.30)	$ (100.64)		$ (30.77)
Basic and Diluted EPS - common stock					$ (100.64)		$ (30.77)

[1]	The fair value of the beneficial conversion adjustment to net income for purposes of calculating EPS is $8,959,421. However retained earnings was reduced by $4,927,423, with the remaining amount recorded as a reduction in APIC.